INCOME TAXES (Details 5) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2014	Feb. 07, 2014
INCOME TAXES
Net deferred tax assets		$ 206,921,000	$ 206,921,000	$ 181,782,000
Amount of valuation allowance reversed		265,600,000	265,600,000
Period of cumulative loss for emergence, as positive evidence for reversal of valuation allowance	3 years
8.75% Senior Fixed Rate Notes due 2019
INCOME TAXES
Interest rate of debt instrument (as a percent)				8.75%
Percentage of outstanding notes received in tenders and consents				77.33%
5.875% Senior Subordinated Notes due 2022
INCOME TAXES
Interest rate of debt instrument (as a percent)				5.875%
5.875% Senior Subordinated Notes due 2022 | AMCE
INCOME TAXES
Interest rate of debt instrument (as a percent)					5.875%
Minimum
INCOME TAXES
Cash on hand, as positive evidence for reversal of valuation allowance		$ 500,000,000	$ 500,000,000